UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Strategic Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 117.5%
Consumer Discretionary 19.3%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		44,000	44,000
8.75%, 6/1/2019		200,000	208,500
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		35,000	39,025
American Achievement Corp., 144A, 10.875%, 4/15/2016		50,000	35,625
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	56,650
8.375%, 11/15/2020		80,000	85,800
AutoNation, Inc., 6.75%, 4/15/2018		385,000	419,650
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	99,037
9.625%, 3/15/2018		45,000	49,050
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		25,000	21,563
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	158,875
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		185,000	195,175
Cablevision Systems Corp.:
7.75%, 4/15/2018		475,000	517,750
8.0%, 4/15/2020		25,000	28,063
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018 (b)		80,000	61,800
11.25%, 6/1/2017		470,000	514,650
CCO Holdings LLC:
6.5%, 4/30/2021		1,115,000	1,184,687
6.625%, 1/31/2022		75,000	80,063
7.0%, 1/15/2019		45,000	48,600
7.25%, 10/30/2017		425,000	461,125
7.375%, 6/1/2020		20,000	22,000
7.875%, 4/30/2018		40,000	43,700
8.125%, 4/30/2020		25,000	28,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		645,000	691,762
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		30,000	31,425
Clear Channel Communications, Inc., 9.0%, 3/1/2021		25,000	23,000
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020 (c)		155,000	155,000
Series A, 144A, 7.625%, 3/15/2020 (c)		20,000	20,000
Series A, 9.25%, 12/15/2017		30,000	32,850
Series B, 9.25%, 12/15/2017		45,000	49,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	64,050
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		25,000	24,438
DineEquity, Inc., 9.5%, 10/30/2018		115,000	126,787
DISH DBS Corp.:
6.625%, 10/1/2014		95,000	103,550
6.75%, 6/1/2021		30,000	33,300
7.125%, 2/1/2016		90,000	99,450
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		70,000	44
Ford Motor Co., 7.45%, 7/16/2031 (b)		70,000	89,863
Gannett Co., Inc.:
6.375%, 9/1/2015		100,000	105,750
7.125%, 9/1/2018		100,000	104,250
9.375%, 11/15/2017		85,000	96,050
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	50,813
Hertz Corp.:
6.75%, 4/15/2019		30,000	31,425
144A, 6.75%, 4/15/2019 (c)		90,000	93,600
7.5%, 10/15/2018		320,000	345,200
8.875%, 1/1/2014		25,000	25,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		90,000	97,650
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		150,000	162,000
Lear Corp.:
7.875%, 3/15/2018		40,000	44,150
8.125%, 3/15/2020		40,000	45,100
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	72,556
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		105,000	112,612
Macy's Retail Holdings, Inc., 7.875%, 7/15/2015		15,000	17,705
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		225,000	232,312
Mediacom LLC:
144A, 7.25%, 2/15/2022		45,000	45,563
9.125%, 8/15/2019		140,000	152,950
MGM Resorts International:
7.5%, 6/1/2016 (b)		40,000	40,700
7.625%, 1/15/2017		100,000	102,000
144A, 8.625%, 2/1/2019 (b)		340,000	362,100
9.0%, 3/15/2020		160,000	178,800
10.0%, 11/1/2016		40,000	44,100
10.375%, 5/15/2014		75,000	85,313
11.125%, 11/15/2017		90,000	102,375
Michaels Stores, Inc., 13.0%, 11/1/2016		25,000	26,593
National CineMedia LLC, 7.875%, 7/15/2021		100,000	106,000
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	26,032
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	150,025
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	78,000
Penske Automotive Group, Inc., 7.75%, 12/15/2016		265,000	276,265
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	66,000
PVH Corp., 7.375%, 5/15/2020		80,000	88,800
Regal Entertainment Group, 9.125%, 8/15/2018		65,000	71,175
Sabre Holdings Corp., 8.35%, 3/15/2016		60,000	54,600
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	86,800
144A, 7.804%, 10/1/2020		140,000	137,099
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		335,000	380,225
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	103,312
Standard Pacific Corp.:
8.375%, 5/15/2018		100,000	107,000
10.75%, 9/15/2016		85,000	97,644
Toys "R" Us, Inc., 7.375%, 10/15/2018		80,000	72,400
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	71,925
Travelport LLC:
5.152% **, 9/1/2014		50,000	25,625
9.0%, 3/1/2016		10,000	5,300
UCI International, Inc., 8.625%, 2/15/2019		45,000	46,013
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	230,221
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		510,000	553,350
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	20,400
144A, 7.875%, 11/1/2020		50,000	53,250
144A, 8.5%, 5/15/2021		30,000	29,775
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	165,000	225,325
144A, 9.75%, 4/15/2018	EUR	180,000	256,001
Valassis Communications, Inc., 6.625%, 2/1/2021		65,000	66,625
Videotron Ltd., 9.125%, 4/15/2018		90,000	99,675
Visant Corp., 10.0%, 10/1/2017		80,000	73,600
Visteon Corp., 6.75%, 4/15/2019		160,000	161,600
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		65,000	70,444

			12,615,580
Consumer Staples 4.5%
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	55,138
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		40,000	32,400
B&G Foods, Inc., 7.625%, 1/15/2018		90,000	97,537
Central Garden & Pet Co., 8.25%, 3/1/2018		75,000	76,125
Darling International, Inc., 8.5%, 12/15/2018		165,000	185,625
Del Monte Corp., 7.625%, 2/15/2019 (b)		155,000	155,387
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		60,000	63,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	86,625
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		65,000	67,112
NBTY, Inc., 9.0%, 10/1/2018		50,000	54,875
Pilgrim's Pride Corp., 7.875%, 12/15/2018 (b)		60,000	59,400
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		85,000	90,525
Rite Aid Corp.:
7.5%, 3/1/2017		10,000	10,250
8.0%, 8/15/2020 (b)		75,000	85,500
144A, 9.25%, 3/15/2020		25,000	25,313
10.25%, 10/15/2019 (b)		45,000	51,244
Smithfield Foods, Inc.:
7.75%, 7/1/2017 (b)		240,000	274,200
10.0%, 7/15/2014		840,000	984,900
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018		65,000	70,444
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		65,000	67,519
Tops Holding Corp., 10.125%, 10/15/2015		120,000	129,450
TreeHouse Foods, Inc., 7.75%, 3/1/2018		100,000	109,500
U.S. Foodservice, 144A, 8.5%, 6/30/2019		80,000	80,400

			2,913,069
Energy 13.7%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		48,000	48,000
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		135,000	131,625
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		45,000	45,000
7.25%, 10/1/2020 (b)		40,000	39,900
144A, 7.25%, 6/15/2021		75,000	74,812
8.75%, 8/1/2016 (b)		135,000	148,500
Atwood Oceanics, Inc., 6.5%, 2/1/2020		45,000	47,363
Berry Petroleum Co.:
6.75%, 11/1/2020		90,000	96,075
10.25%, 6/1/2014		85,000	97,750
Bill Barrett Corp.:
7.625%, 10/1/2019		25,000	26,125
9.875%, 7/15/2016		75,000	82,875
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		25,000	26,188
8.625%, 10/15/2020		55,000	59,675
Chaparral Energy, Inc., 8.25%, 9/1/2021		75,000	83,250
Chesapeake Energy Corp.:
6.875%, 11/15/2020		60,000	63,000
7.25%, 12/15/2018		535,000	580,475
9.5%, 2/15/2015 (b)		905,000	1,040,750
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		135,000	139,725
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		85,000	86,700
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	112,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		45,000	48,038
8.5%, 12/15/2019		45,000	48,938
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		30,000	30,225
8.0%, 4/1/2017		220,000	239,250
8.25%, 4/1/2020		130,000	141,700
Continental Resources, Inc.:
7.125%, 4/1/2021		60,000	66,600
7.375%, 10/1/2020		65,000	72,312
8.25%, 10/1/2019		30,000	33,675
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		340,000	343,400
Crosstex Energy LP, 8.875%, 2/15/2018		115,000	124,775
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		155,000	162,362
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		105,000	108,150
El Paso Corp., 7.25%, 6/1/2018		105,000	118,868
Energy Transfer Equity LP, 7.5%, 10/15/2020		75,000	85,875
Frontier Oil Corp.:
6.875%, 11/15/2018		70,000	72,450
8.5%, 9/15/2016		40,000	42,800
Genesis Energy LP, 7.875%, 12/15/2018		90,000	92,700
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	128,700
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		50,000	52,813
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020 (c)		45,000	45,956
8.25%, 3/15/2018		110,000	116,600
HollyFrontier Corp., 9.875%, 6/15/2017		165,000	184,387
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		65,000	69,550
Linn Energy LLC:
144A, 6.25%, 11/1/2019		225,000	224,719
144A, 6.5%, 5/15/2019		10,000	10,200
MEG Energy Corp., 144A, 6.5%, 3/15/2021		85,000	90,950
Newfield Exploration Co.:
5.75%, 1/30/2022		165,000	178,612
7.125%, 5/15/2018		265,000	282,225
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	66,950
7.25%, 2/1/2019		165,000	174,900
Offshore Group Investments Ltd., 11.5%, 8/1/2015		10,000	11,150
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		55,000	57,613
144A, 6.25%, 11/15/2021		60,000	62,850
Plains Exploration & Production Co.:
6.75%, 2/1/2022		165,000	180,675
7.625%, 6/1/2018		125,000	134,375
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	165,075
Range Resources Corp.:
5.0%, 8/15/2022 (c)		65,000	65,650
6.75%, 8/1/2020		35,000	38,325
Regency Energy Partners LP:
6.875%, 12/1/2018		75,000	81,375
9.375%, 6/1/2016		175,000	193,812
SandRidge Energy, Inc.:
7.5%, 3/15/2021		110,000	111,100
144A, 8.0%, 6/1/2018		100,000	103,500
SESI LLC:
6.375%, 5/1/2019		90,000	94,500
144A, 7.125%, 12/15/2021		275,000	303,875
Stone Energy Corp.:
6.75%, 12/15/2014		135,000	135,675
8.625%, 2/1/2017		110,000	114,950
Swift Energy Co., 144A, 7.875%, 3/1/2022		170,000	177,650
Venoco, Inc., 8.875%, 2/15/2019		110,000	99,550
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		180,000	183,600
144A, 6.0%, 1/15/2022		130,000	134,225
Xinergy Corp., 144A, 9.25%, 5/15/2019		65,000	45,500

			8,983,493
Financials 20.4%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		150,000	149,250
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	129,350
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		95,000	86,213
Ally Financial, Inc.:
5.5%, 2/15/2017		155,000	156,988
6.25%, 12/1/2017		195,000	201,556
8.0%, 3/15/2020		235,000	266,137
8.3%, 2/12/2015		295,000	325,975
AmeriGas Finance LLC:
6.75%, 5/20/2020		45,000	46,350
7.0%, 5/20/2022		45,000	46,181
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		110,000	116,050
9.375%, 12/1/2017		150,000	165,000
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		85,800	72,501
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		140,120	146,425
Banco Bradesco SA, 144A, 5.75%, 3/1/2022 (c)		380,000	383,230
Caesars Operating Escrow LLC, 144A, 8.5%, 2/15/2020		155,000	158,100
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		290,000	315,375
Case New Holland, Inc.:
7.75%, 9/1/2013		295,000	315,650
7.875%, 12/1/2017		225,000	264,375
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		585,000	598,162
144A, 5.5%, 2/15/2019		45,000	45,956
144A, 7.0%, 5/4/2015		109,000	109,273
144A, 7.0%, 5/2/2017		365,000	365,456
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		60,000	59,700
DPL, Inc., 144A, 6.5%, 10/15/2016		505,000	550,450
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	143,650
E*TRADE Financial Corp.:
6.75%, 6/1/2016		145,000	147,537
12.5%, 11/30/2017 (PIK)		240,000	279,600
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		75,000	76,688
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021 (b)		150,000	147,000
144A, 7.5%, 5/4/2020 (b)		119,000	124,206
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		200,000	210,810
6.625%, 8/15/2017		125,000	141,645
8.125%, 1/15/2020		365,000	455,136
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		90,000	95,850
144A, 5.875%, 1/31/2022		75,000	79,125
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	73,325
144A, 6.5%, 9/15/2018		45,000	49,838
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	98,175
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	109,187	87
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		575,000	595,125
International Lease Finance Corp.:
5.75%, 5/15/2016		45,000	45,841
6.25%, 5/15/2019		105,000	106,455
8.625%, 9/15/2015		80,000	88,800
8.625%, 1/15/2022 (b)		125,000	140,545
8.75%, 3/15/2017		360,000	406,800
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	175,106
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	269,981
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		80,000	83,800
144A, 8.625%, 7/15/2020		65,000	69,388
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		70,000	72,275
(REIT), 6.875%, 5/1/2021		110,000	116,944
National Money Mart Co., 10.375%, 12/15/2016		120,000	133,050
Nielsen Finance LLC, 11.5%, 5/1/2016		19,000	21,993
NII Capital Corp., 7.625%, 4/1/2021		75,000	76,688
Nuveen Investments, Inc.:
10.5%, 11/15/2015		120,000	125,400
144A, 10.5%, 11/15/2015		95,000	98,800
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		185,000	200,262
9.25%, 4/1/2015		210,000	215,775
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		205,000	217,300
144A, 7.125%, 4/15/2019		290,000	306,675
144A, 8.25%, 2/15/2021		100,000	95,500
144A, 8.75%, 10/15/2016		165,000	175,725
144A, 9.25%, 5/15/2018		100,000	100,500
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		200,000	212,750
144A, 7.75%, 2/15/2017	EUR	100,000	139,228
144A, 8.75%, 2/15/2019	EUR	100,000	143,886
Susser Holdings LLC, 8.5%, 5/15/2016		60,000	65,850
Tomkins LLC, 9.0%, 10/1/2018		36,000	39,780
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	110,875
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018 (c)		150,000	154,125
144A, 7.375%, 5/15/2020 (c)		120,000	123,150
144A, 7.625%, 4/15/2022 (c)		120,000	124,200
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		485,000	552,900
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		440,000	479,600
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017	EUR	65,000	85,084

			13,366,531
Health Care 6.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		90,000	92,025
Community Health Systems, Inc., 8.875%, 7/15/2015 (b)		96,000	100,560
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		215,000	226,288
HCA, Inc.:
5.875%, 3/15/2022		120,000	123,000
6.5%, 2/15/2020		675,000	723,937
7.5%, 2/15/2022		335,000	362,638
7.875%, 2/15/2020		1,120,000	1,234,800
8.5%, 4/15/2019		70,000	78,400
9.875%, 2/15/2017		88,000	96,250
Mylan, Inc.:
144A, 7.625%, 7/15/2017		525,000	581,109
144A, 7.875%, 7/15/2020		50,000	55,875
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		65,000	68,250
STHI Holding Corp., 144A, 8.0%, 3/15/2018		65,000	69,225
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		510,000	543,787
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		150,000	159,000

			4,515,144
Industrials 9.7%
Accuride Corp., 9.5%, 8/1/2018		80,000	84,800
Actuant Corp., 6.875%, 6/15/2017		50,000	51,875
ARAMARK Corp., 8.5%, 2/1/2015		150,000	153,939
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	20,500
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	88,200
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		65,000	66,300
BE Aerospace, Inc.:
6.875%, 10/1/2020		65,000	72,475
8.5%, 7/1/2018		175,000	194,469
Belden, Inc.:
7.0%, 3/15/2017		40,000	41,200
9.25%, 6/15/2019		120,000	129,600
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		70,000	73,675
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (b)		465,000	539,400
Briggs & Stratton Corp., 6.875%, 12/15/2020		75,000	79,312
Bristow Group, Inc., 7.5%, 9/15/2017		90,000	94,050
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	208,950
Cenveo Corp., 8.875%, 2/1/2018		270,000	261,900
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		100,000	100,250
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		36,729	21,303
Corrections Corp. of America, 7.75%, 6/1/2017		120,000	130,800
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014 (b)		27,000	28,958
Deluxe Corp., 7.0%, 3/15/2019		65,000	65,813
Ducommun, Inc., 9.75%, 7/15/2018		70,000	74,200
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	150,450
Esterline Technologies Corp., 7.0%, 8/1/2020		100,000	110,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	40,400
FTI Consulting, Inc., 6.75%, 10/1/2020		295,000	318,969
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	68,575
H&E Equipment Services, Inc., 8.375%, 7/15/2016		225,000	232,875
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		65,000	68,412
7.125%, 3/15/2021		20,000	21,425
Interline Brands, Inc., 7.0%, 11/15/2018		105,000	110,906
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		235,000	260,262
Meritor, Inc.:
8.125%, 9/15/2015		55,000	56,375
10.625%, 3/15/2018		60,000	63,000
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		140,000	112,700
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		55,000	45,650
Nortek, Inc., 8.5%, 4/15/2021		135,000	130,612
Oshkosh Corp.:
8.25%, 3/1/2017		25,000	27,125
8.5%, 3/1/2020		50,000	54,625
Ply Gem Industries, Inc., 13.125%, 7/15/2014		95,000	94,050
RailAmerica, Inc., 9.25%, 7/1/2017		63,000	70,245
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		240,000	258,600
11.75%, 8/1/2016		35,000	37,188
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		100,000	104,500
Sitel LLC, 11.5%, 4/1/2018		95,000	70,300
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		95,000	103,075
7.5%, 10/1/2017		55,000	59,813
SPX Corp., 6.875%, 9/1/2017		65,000	72,150
The Geo Group, Inc., 7.75%, 10/15/2017		205,000	220,887
Titan International, Inc., 7.875%, 10/1/2017		330,000	350,625
TransDigm, Inc., 7.75%, 12/15/2018		135,000	148,500
Triumph Group, Inc.:
8.0%, 11/15/2017		20,000	21,750
8.625%, 7/15/2018		155,000	174,375
United Rentals North America, Inc., 10.875%, 6/15/2016		100,000	114,250

			6,355,138
Information Technology 5.3%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		40,000	35,600
Amkor Technology, Inc.:
6.625%, 6/1/2021 (b)		30,000	31,350
7.375%, 5/1/2018 (b)		130,000	140,400
Aspect Software, Inc., 10.625%, 5/15/2017		120,000	129,300
Avaya, Inc., 144A, 7.0%, 4/1/2019		310,000	314,262
CDW LLC:
8.5%, 4/1/2019		110,000	117,700
144A, 8.5%, 4/1/2019		55,000	58,850
CommScope, Inc., 144A, 8.25%, 1/15/2019		175,000	184,187
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	57,900
Equinix, Inc.:
7.0%, 7/15/2021		90,000	99,450
8.125%, 3/1/2018		295,000	329,294
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		35,000	38,194
144A, 7.625%, 7/15/2017		20,000	21,725
First Data Corp.:
144A, 7.375%, 6/15/2019		65,000	65,731
144A, 8.875%, 8/15/2020		170,000	184,025
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		420,000	462,000
Jabil Circuit, Inc.:
5.625%, 12/15/2020		105,000	111,825
7.75%, 7/15/2016		35,000	40,600
MasTec, Inc., 7.625%, 2/1/2017		115,000	119,313
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		50,000	51,250
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		110,000	121,825
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		110,000	116,325
SunGard Data Systems, Inc.:
10.25%, 8/15/2015 (b)		370,000	385,725
10.625%, 5/15/2015		105,000	111,300
Unisys Corp., 144A, 12.75%, 10/15/2014		52,000	58,370
ViaSat, Inc., 144A, 6.875%, 6/15/2020		45,000	46,350

			3,432,851
Materials 17.2%
Aleris International, Inc., 7.625%, 2/15/2018		40,000	42,000
APERAM, 144A, 7.375%, 4/1/2016		150,000	145,500
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	22,625
Ball Corp.:
5.0%, 3/15/2022 (c)		95,000	97,138
7.125%, 9/1/2016		370,000	405,150
7.375%, 9/1/2019		45,000	50,175
Berry Plastics Corp.:
5.322% **, 2/15/2015		535,000	537,006
8.25%, 11/15/2015		200,000	215,000
9.5%, 5/15/2018		65,000	69,388
9.75%, 1/15/2021 (b)		80,000	85,600
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	87,199
Boise Paper Holdings LLC, 8.0%, 4/1/2020		55,000	60,363
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		44,531	44,642
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		70,000	76,650
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		170,000	155,550
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	149,100
Clondalkin Acquisition BV, 144A, 2.546% **, 12/15/2013		485,000	458,325
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	93,500
Crown Americas LLC:
6.25%, 2/1/2021		20,000	22,150
7.625%, 5/15/2017		415,000	453,387
CSN Resources SA, 144A, 6.5%, 7/21/2020		590,000	647,525
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		470,000	484,100
Exopack Holding Corp., 10.0%, 6/1/2018		90,000	95,400
FMG Resources (August 2006) Pty Ltd.:
144A, 7.0%, 11/1/2015		50,000	52,875
144A, 8.25%, 11/1/2019		220,000	243,100
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		105,307	97,620
10.0%, 3/31/2015		104,320	103,485
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		445,000	501,378
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		25,000	27,500
9.5%, 6/15/2017		210,000	233,625
Greif, Inc., 7.75%, 8/1/2019		230,000	258,750
Hexcel Corp., 6.75%, 2/1/2015		110,000	110,962
Huntsman International LLC:
8.625%, 3/15/2020 (b)		120,000	135,600
8.625%, 3/15/2021 (b)		50,000	56,500
JMC Steel Group, 144A, 8.25%, 3/15/2018		65,000	67,844
Koppers, Inc., 7.875%, 12/1/2019		130,000	139,100
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		65,000	66,788
LyondellBasell Industries NV, 144A, 6.0%, 11/15/2021		40,000	43,900
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		35,000	32,288
9.5%, 1/15/2021	EUR	100,000	112,579
NewMarket Corp., 7.125%, 12/15/2016		135,000	139,387
Novelis, Inc.:
8.375%, 12/15/2017		325,000	355,875
8.75%, 12/15/2020		185,000	206,275
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	98,857
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		560,000	634,200
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,950
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	117,700
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		250,000	284,375
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	105,250
Rock-Tenn Co.:
144A, 4.45%, 3/1/2019		20,000	20,325
144A, 4.9%, 3/1/2022		65,000	66,144
Sealed Air Corp., 7.875%, 6/15/2017		640,000	691,325
Silgan Holdings, Inc., 7.25%, 8/15/2016		220,000	237,600
Solo Cup Co., 10.5%, 11/1/2013		345,000	348,881
SunCoke Energy, Inc., 7.625%, 8/1/2019		65,000	67,600
United States Steel Corp., 7.375%, 4/1/2020 (b)		160,000	166,800
Verso Paper Holdings LLC, 8.75%, 2/1/2019		25,000	12,375
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	152,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		420,000	433,860
Vulcan Materials Co., 6.5%, 12/1/2016 (b)		235,000	249,100
Wolverine Tube, Inc., 6.0%, 6/28/2014		14,444	13,041

			11,277,537
Telecommunication Services 15.6%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		260,000	283,400
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		445,000	459,462
8.375%, 10/15/2020		365,000	373,212
8.75%, 3/15/2018		320,000	304,800
CPI International, Inc., 8.0%, 2/15/2018		50,000	43,375
Cricket Communications, Inc.:
7.75%, 5/15/2016		475,000	505,875
7.75%, 10/15/2020 (b)		640,000	636,800
10.0%, 7/15/2015 (b)		130,000	137,475
Crown Castle International Corp.:
7.125%, 11/1/2019		90,000	98,550
9.0%, 1/15/2015		145,000	159,863
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	109,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		530,000	561,800
ERC Ireland Preferred Equity Ltd., 144A, 8.057% **, 2/15/2017 (PIK)	EUR	80,289	32
Frontier Communications Corp.:
6.25%, 1/15/2013		56,000	57,820
7.875%, 4/15/2015 (b)		20,000	21,450
8.25%, 4/15/2017 (b)		135,000	145,800
8.5%, 4/15/2020		180,000	194,850
8.75%, 4/15/2022		25,000	27,188
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		245,000	257,862
7.5%, 4/1/2021 (b)		320,000	338,400
8.5%, 11/1/2019		220,000	241,450
11.25%, 6/15/2016		125,000	132,188
Intelsat Luxembourg SA:
11.25%, 2/4/2017		340,000	350,625
11.5%, 2/4/2017 (PIK)		618,750	637,312
144A, 11.5%, 2/4/2017 (PIK)		175,000	178,500
iPCS, Inc., 2.672% **, 5/1/2013		30,000	28,875
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		85,000	87,550
7.875%, 9/1/2018		155,000	166,237
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		530,000	531,987
Qwest Communications International, Inc.:
7.125%, 4/1/2018		920,000	984,400
8.0%, 10/1/2015		100,000	107,344
Qwest Corp., 8.375%, 5/1/2016		20,000	23,422
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		30,000	32,325
8.25%, 8/15/2019		40,000	44,000
Sprint Nextel Corp.:
144A, 7.0%, 3/1/2020		110,000	111,788
144A, 9.0%, 11/15/2018		300,000	334,500
144A, 9.125%, 3/1/2017		65,000	65,325
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	27,250
Telesat Canada, 11.0%, 11/1/2015		330,000	351,862
West Corp.:
7.875%, 1/15/2019		50,000	54,063
8.625%, 10/1/2018		15,000	16,463
Windstream Corp.:
7.0%, 3/15/2019		90,000	93,150
7.5%, 4/1/2023		120,000	126,300
7.75%, 10/15/2020		65,000	71,013
7.875%, 11/1/2017		310,000	349,525
8.125%, 9/1/2018		145,000	158,775

			10,225,243
Utilities 4.9%
AES Corp.:
7.75%, 10/15/2015		410,000	463,300
8.0%, 10/15/2017		75,000	86,438
8.0%, 6/1/2020		105,000	123,112
Calpine Corp.:
144A, 7.5%, 2/15/2021		170,000	184,450
144A, 7.875%, 7/31/2020		120,000	132,600
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	761,437
Edison Mission Energy, 7.0%, 5/15/2017		295,000	197,650
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		220,000	106,700
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		30,000	32,588
Ferrellgas LP, 6.5%, 5/1/2021		45,000	39,825
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	265,786
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		255,000	257,869
144A, 7.25%, 4/1/2016		50,000	55,500
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		305,000	316,437
7.625%, 1/15/2018		75,000	75,938
8.25%, 9/1/2020		80,000	81,000
Suburban Propane Partners LP, 7.375%, 3/15/2020		30,000	31,950
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015 (b)		50,000	13,500

			3,226,080

Total Corporate Bonds (Cost $73,016,509)			76,910,666
Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501% **, 10/15/2049 (Cost $247,158)		261,543	246,313
Government & Agency Obligations 15.7%
Other Government Related (d) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	223,000
Sovereign Bonds 15.4%
Dominican Republic, 144A, 7.5%, 5/6/2021		900,000	921,150
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	434,488
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	590	146
Republic of Croatia, 144A, 6.375%, 3/24/2021		950,000	899,626
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	322,403
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	111,250
Republic of Lithuania:
144A, 5.125%, 9/14/2017		355,000	360,325
144A, 7.375%, 2/11/2020		375,000	422,363
Republic of Panama, 9.375%, 1/16/2023		665,000	926,012
Republic of Poland:
5.125%, 4/21/2021		1,050,000	1,126,125
6.375%, 7/15/2019		665,000	778,050
Republic of Serbia, 144A, 7.25%, 9/28/2021		470,000	474,700
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)		135,000	187,988
Republic of Venezuela, 9.25%, 9/15/2027		280,000	253,400
Russian Federation:
144A, 5.0%, 4/29/2020		2,145,000	2,295,150
REG S, 7.5%, 3/31/2030		450,691	537,449

			10,050,625

Total Government & Agency Obligations (Cost $9,437,383)			10,273,625
Loan Participations and Assignments 9.5%
Senior Loans ** 8.2%
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		13,343	5,971
Caesars Entertainment Operating Co., Term Loan B1, 3.244%, 1/28/2015		70,000	65,761
Charter Communications Operating LLC:
Replacement Term Loan, 2.244%, 3/6/2014		4,201	4,185
Term Loan C, 3.83%, 9/6/2016		1,291,668	1,285,474
Term Loan B-2, 7.25%, 3/6/2014		7,000	7,028
Clear Channel Communications, Inc., Term Loan B, 3.894%, 1/28/2016		101,345	83,599
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		990,000	987,481
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		398,000	391,807
Dunkin Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		127,684	127,622
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		250,000	251,438
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		156,800	156,527
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		162,525	164,510
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		99,000	99,480
Telesat Canada:
Term Loan I, 3.25%, 10/31/2014		373,423	373,189
Term Loan II, 3.25%, 10/31/2014		32,077	32,057
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		1,132,372	1,134,229
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		124,063	124,760
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		108,625	71,104

			5,366,222
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	370,512
Sberbank of Russia, 144A, 6.125%, 2/7/2022 (b)		200,000	203,700
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	267,699

			841,911

Total Loan Participations and Assignments (Cost $6,140,183)			6,208,133
Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	98,394
Sonic Automotive, Inc., 5.0%, 10/1/2029		25,000	36,750

Total Convertible Bonds (Cost $90,062)			135,144
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $115,088)		175,000	142,188

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	3,690

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,392	1,196
Postmedia Network Canada Corp.*	1,373	7,632
Trump Entertainment Resorts, Inc.*	8	7
Vertis Holdings, Inc.	71	39

		8,874
Financials 0.1%
Ashton Woods "B"	0.027	20,047
Industrials 0.0%
Congoleum Corp.*	2,000	0
Quad Graphics, Inc.	7	105

		105
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	0
Wolverine Tube, Inc.*	640	16,000

		16,000

Total Common Stocks (Cost $52,101)		45,026
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	175	30
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	95	1,193

Total Warrants (Cost $20,981)		1,223
Securities Lending Collateral 11.6%
Daily Assets Fund Institutional, 0.26% (e) (f) (Cost $7,635,209)	7,635,209	7,635,209
Cash Equivalents 1.2%
Central Cash Management Fund, 0.10% (e) (Cost $794,307)	794,307	794,307

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,552,981) †	156.4	102,395,524
Other Assets and Liabilities, Net	(10.6)	(6,934,075)
Notes Payable	(45.8)	(30,000,000)

Net Assets	100.0	65,461,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	70,000	USD	70,788	44
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	87
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	108,625	USD	108,557	71,104
					211,514	71,235

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2012.

†
The cost for federal income tax purposes was $97,786,242.  At February 29, 2012, net unrealized appreciation  for all securities based on tax cost was $4,609,282.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,602,506  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $993,224.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $7,352,516, which is 11.2% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At February 29, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	350,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	26,082	(1,742)	27,824
6/21/2010 9/20/2015	225,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	49,712	(9,714)	59,426
Total unrealized appreciation					87,250

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America

As of February 29, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,040,200	USD	1,400,388	3/26/2012	14,386	JPMorgan Chase Securities, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012  in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$76,675,217	$235,449	$76,910,666
Commercial Mortgage-Backed Securities	—	246,313	—	246,313
Government & Agency Obligations	—	10,273,625	—	10,273,625
Loan Participations and Assignments	—	6,208,133	—	6,208,133
Convertible Bonds	—	135,144	—	135,144
Preferred Securities	—	142,188	—	142,188
Other Investments	—	—	3,690	3,690
Common Stocks(i)	7,737	1,196	36,093	45,026
Warrants(i)	—	—	1,223	1,223
Short-Term Investments(i)	8,429,516	—	—	8,429,516
Derivatives(j)	—	101,636	—	101,636
Total	$8,437,253	$93,783,452	$276,455	$102,497,160

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2011	$221,512	$4,000	$17,851	$1,005	$244,368
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	11,384	(310)	18,242	218	29,534
Amortization premium/discount	639	—	—	—	639
Purchases	1,914	—	—	—	1,914
(Sales)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of February 29, 2012	$235,449	$3,690	$36,093	$1,223	$276,455
Net change in unrealized appreciation (depreciation) from investments still held at February 29, 2012	$11,384	$(310)	$18,242	$218	$29,534

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$87,250	$—
Foreign Exchange Contracts	$—	$14,386

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012